EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on January 16, 2018 (Accession No. 0001193125-18-011400), to the Prospectus dated May 1, 2017, as supplemented, for the Class IA, IB and K shares of 1290 VT Equity Income Portfolio.